Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Disclosure of Details of Cash and Cash Equivalents Explanatory

(1) Cash and cash equivalents as of December 31, 2018 and 2017 consist of the following:

	December 31, 2018		December 31, 2017
	(In millions of Korean won)
Deposits in banks	~~W~~	48,005	~~W~~	24,431
Money market instruments		38,046		14,664
Total	~~W~~	86,051	~~W~~	39,095

Summary of Restricted Cash Included in Cash and Cash Equivalents	(2) Restricted cash included in cash and cash equivalents as of December 31, 2018 and 2017 are as follows:
	December 31, 2018		December 31, 2017
	(In millions of Korean won)
Credit card deposits	~~W~~	—	~~W~~	20